Note Stock-based compensation (Summary of restricted stock activity under the incentive plan for members of management) (Detail) - Restricted Stock Units (RSUs) - Executive Officers - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Granted	166,648	138,516	279,890
Performance Based Shares
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Beginning Balance	295,340	383,982	495,731
Granted	239,062	212,200	344,488
Performance Shares Quantity Adjustment	234,076	(232,989)	39,566
Vested	(372,271)	(67,853)	(487,784)
Forfeited	(14,021)		(8,019)
Ending Balance	382,186	295,340	383,982
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Additional Disclosures Abstract
Non-vested at beginning of period	$ 30.75	$ 26.35	$ 28.25
Granted	45.81	42.57	25.86
Performance Shares Quantity Adjustment	33.09	29.1	24.37
Vested	35.83	48.54	27.72
Forfeited	37.35		29.13
Non-vested at end of period	$ 36.41	$ 30.75	$ 26.35